American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
March 31, 2021

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.0%
Aerospace and Defense — 3.1%
BAE Systems plc	996,701	6,938,333
General Dynamics Corp.	48,966	8,890,267
Textron, Inc.	90,603	5,081,016
		20,909,616
Airlines — 1.7%
Southwest Airlines Co.(1)	191,709	11,705,751
Auto Components — 1.5%
Aptiv plc(1)	19,514	2,690,981
BorgWarner, Inc.	156,320	7,246,995
		9,937,976
Automobiles — 1.0%
Honda Motor Co. Ltd., ADR	225,687	6,815,747
Banks — 4.9%
Commerce Bancshares, Inc.	75,746	5,802,901
Eastern Bankshares, Inc.	151,889	2,929,939
M&T Bank Corp.	39,960	6,058,336
PNC Financial Services Group, Inc. (The)	22,351	3,920,589
Truist Financial Corp.	174,463	10,174,682
Westamerica Bancorporation	71,363	4,480,169
		33,366,616
Building Products — 0.9%
Johnson Controls International plc	101,954	6,083,595
Capital Markets — 7.6%
Ameriprise Financial, Inc.	40,142	9,331,008
Bank of New York Mellon Corp. (The)	329,598	15,586,689
Northern Trust Corp.	152,836	16,064,592
State Street Corp.	53,228	4,471,684
T. Rowe Price Group, Inc.	39,641	6,802,396
		52,256,369
Chemicals — 0.8%
Axalta Coating Systems Ltd.(1)	180,632	5,343,095
Commercial Services and Supplies — 1.5%
Republic Services, Inc.	102,833	10,216,459
Communications Equipment — 1.5%
F5 Networks, Inc.(1)	31,491	6,569,653
Juniper Networks, Inc.	148,083	3,750,942
		10,320,595
Containers and Packaging — 3.3%
Graphic Packaging Holding Co.	336,702	6,114,509
Packaging Corp. of America	31,390	4,221,327
Sonoco Products Co.	192,574	12,189,934
		22,525,770
Distributors — 1.1%
Genuine Parts Co.	66,620	7,700,606
Electric Utilities — 4.3%
Edison International	186,158	10,908,859
Evergy, Inc.	64,085	3,814,980

Pinnacle West Capital Corp.	146,956	11,954,871
Xcel Energy, Inc.	39,483	2,626,014
		29,304,724
Electrical Equipment — 5.5%
Emerson Electric Co.	155,998	14,074,140
Hubbell, Inc.	60,401	11,288,343
nVent Electric plc	445,965	12,446,883
		37,809,366
Electronic Equipment, Instruments and Components — 0.6%
TE Connectivity Ltd.	32,166	4,152,952
Energy Equipment and Services — 0.5%
Baker Hughes Co.	153,831	3,324,288
Equity Real Estate Investment Trusts (REITs) — 4.5%
Equinix, Inc.	5,298	3,600,468
Essex Property Trust, Inc.	16,873	4,586,757
Healthcare Trust of America, Inc., Class A	149,533	4,124,120
Healthpeak Properties, Inc.	244,003	7,744,655
MGM Growth Properties LLC, Class A	216,531	7,063,241
Weyerhaeuser Co.	103,465	3,683,354
		30,802,595
Food and Staples Retailing — 2.3%
Koninklijke Ahold Delhaize NV	407,373	11,346,987
Sysco Corp.	52,483	4,132,511
		15,479,498
Food Products — 5.2%
Conagra Brands, Inc.	335,045	12,597,692
J.M. Smucker Co. (The)	70,980	8,981,099
Kellogg Co.	109,577	6,936,224
Mondelez International, Inc., Class A	29,904	1,750,281
Orkla ASA	561,802	5,508,271
		35,773,567
Gas Utilities — 1.7%
Atmos Energy Corp.	58,928	5,825,033
Spire, Inc.	82,297	6,080,925
		11,905,958
Health Care Equipment and Supplies — 5.0%
Becton Dickinson and Co.	29,883	7,266,051
Envista Holdings Corp.(1)	147,164	6,004,291
Hill-Rom Holdings, Inc.	25,491	2,816,246
Zimmer Biomet Holdings, Inc.	111,806	17,897,905
		33,984,493
Health Care Providers and Services — 8.5%
Cardinal Health, Inc.	195,361	11,868,181
Cigna Corp.	21,792	5,267,998
Henry Schein, Inc.(1)	129,164	8,943,315
McKesson Corp.	43,881	8,558,550
Quest Diagnostics, Inc.	92,934	11,927,150
Universal Health Services, Inc., Class B	88,435	11,796,345
		58,361,539
Health Care Technology — 1.6%
Cerner Corp.	153,866	11,059,888
Hotels, Restaurants and Leisure — 0.9%
Sodexo SA(1)	67,412	6,467,717

Household Durables — 0.2%
Mohawk Industries, Inc.(1)	8,687	1,670,597
Household Products — 0.9%
Kimberly-Clark Corp.	42,538	5,914,909
Insurance — 5.6%
Aflac, Inc.	205,328	10,508,687
Arthur J. Gallagher & Co.	30,657	3,825,074
Brown & Brown, Inc.	16,055	733,874
Chubb Ltd.	76,880	12,144,734
Reinsurance Group of America, Inc.	88,081	11,102,610
		38,314,979
IT Services — 0.3%
Amdocs Ltd.	32,318	2,267,108
Leisure Products — 0.6%
Polaris, Inc.	30,092	4,017,282
Machinery — 3.8%
Crane Co.	39,022	3,664,556
Cummins, Inc.	14,733	3,817,468
IMI plc	340,168	6,256,902
Oshkosh Corp.	64,563	7,661,046
PACCAR, Inc.	52,606	4,888,149
		26,288,121
Media — 1.4%
Fox Corp., Class B	267,198	9,333,226
Multi-Utilities — 1.8%
Ameren Corp.	14,762	1,201,036
NorthWestern Corp.	167,284	10,906,917
		12,107,953
Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	74,622	8,541,234
Oil, Gas and Consumable Fuels — 2.8%
Cimarex Energy Co.	61,475	3,651,000
ConocoPhillips	207,787	11,006,477
Pioneer Natural Resources Co.	28,792	4,572,746
		19,230,223
Paper and Forest Products — 1.4%
Mondi plc	369,934	9,438,234
Road and Rail — 0.9%
Heartland Express, Inc.	275,503	5,394,349
Norfolk Southern Corp.	2,309	620,012
		6,014,361
Semiconductors and Semiconductor Equipment — 0.3%
Applied Materials, Inc.	12,793	1,709,145
Software — 1.3%
CDK Global, Inc.	70,260	3,798,256
Open Text Corp.	107,488	5,128,252
		8,926,508
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	65,261	11,974,741
Technology Hardware, Storage and Peripherals — 1.3%
HP, Inc.	269,974	8,571,674
Thrifts and Mortgage Finance — 0.5%
Capitol Federal Financial, Inc.	236,495	3,132,376
Trading Companies and Distributors — 1.4%
Beacon Roofing Supply, Inc.(1)	11,594	606,598

MSC Industrial Direct Co., Inc., Class A	103,090	9,297,687
		9,904,285
TOTAL COMMON STOCKS (Cost $495,274,883)		662,965,736
EXCHANGE-TRADED FUNDS — 1.2%
iShares Russell Mid-Cap Value ETF (Cost $8,058,537)	72,707	7,946,875
TEMPORARY CASH INVESTMENTS — 2.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.875% - 2.50%, 11/30/21 - 2/15/46, valued at $2,624,537), in a joint trading account at 0.01%, dated 3/31/21, due 4/1/21 (Delivery value $2,572,988)		2,572,987
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.75%, 3/31/26, valued at $8,749,582), at 0.00%, dated 3/31/21, due 4/1/21 (Delivery value $8,578,000)		8,578,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,326,145	3,326,145
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,477,132)		14,477,132
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $517,810,552)		685,389,743
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,983,356)
TOTAL NET ASSETS — 100.0%		$683,406,387

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	337,295	USD	269,752	Morgan Stanley	6/30/21	$(1,321)
CAD	599,048	USD	478,134	Morgan Stanley	6/30/21	(1,392)
CAD	964,876	USD	772,370	Morgan Stanley	6/30/21	(4,490)
USD	1,527,144	CAD	1,901,218	Morgan Stanley	6/30/21	14,092
USD	15,024,806	EUR	12,570,556	Credit Suisse AG	6/30/21	256,632
USD	388,955	EUR	330,814	Credit Suisse AG	6/30/21	306
USD	19,208,919	GBP	13,786,141	JPMorgan Chase Bank N.A.	6/30/21	198,270
USD	576,762	GBP	417,993	JPMorgan Chase Bank N.A.	6/30/21	362
JPY	28,138,452	USD	258,636	Bank of America N.A.	6/30/21	(4,289)
USD	4,140,406	JPY	451,128,263	Bank of America N.A.	6/30/21	62,603
USD	170,377	JPY	18,522,649	Bank of America N.A.	6/30/21	2,949
USD	4,693,978	NOK	39,807,043	UBS AG	6/30/21	40,103
						$563,825

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	13,971,283	6,938,333	—
Food and Staples Retailing	4,132,511	11,346,987	—
Food Products	30,265,296	5,508,271	—
Hotels, Restaurants and Leisure	—	6,467,717	—
Machinery	20,031,219	6,256,902	—
Paper and Forest Products	—	9,438,234	—
Other Industries	548,608,983	—	—
Exchange-Traded Funds	7,946,875	—	—
Temporary Cash Investments	3,326,145	11,150,987	—
	628,282,312	57,107,431	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	575,317	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	11,492	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.